Income Taxes (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Income Tax [Line Items]
Federal operating loss carryforward		$ 31.0	$ 35.8
Foreign tax credit carryforward		0.9
State operating loss carryforward		10.2	11.7
Deferred tax asset relating to interest limitations under IRC Section 163(j)		290.2
Foreign net operating loss deferred tax assets		203.3	261.2
Foreign capital loss carryforward deferred tax assets		44.5	48.6
Net increase (decrease) in valuation allowance		0.5	(28.7)	$ (119.2)
Unrecognized tax benefits that would impact effective tax rate		70.6	68.3	86.9
Unrecognized tax benefits expected to reverse due to the expiration of statutes of limitation in various jurisdictions	$ 28.2
Amount of accrued interest on uncertain tax positions		17.7	19.7
Interest expense recorded for uncertain tax positions, net of income tax benefits		13.4	0.0	2.4
Amount of accrued penalties on uncertain tax positions		5.2	5.7
Amount of (benefit) penalty expense recorded for uncertain tax positions		(0.1)	$ (0.5)	$ (0.4)
Net deferred tax assets	$ 103.9	103.6
Minimum [Member]
Income Tax [Line Items]
Income tax examination, estimate of possible loss		0.0
Maximum [Member]
Income Tax [Line Items]
Income tax examination, estimate of possible loss		$ 14.2
Domestic Tax Authority [Member] | Minimum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration dates		Jan. 01, 2016
Domestic Tax Authority [Member] | Maximum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2032
Domestic Tax Authority [Member] | Majority [Member] | Minimum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration dates		Jan. 01, 2018
Domestic Tax Authority [Member] | Majority [Member] | Maximum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2026
State and Local Jurisdiction [Member]
Income Tax [Line Items]
State operating loss carryforward		$ 10.2
Tax credit carryforward, amount		$ 1.8
State and Local Jurisdiction [Member] | Minimum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration dates		Jan. 01, 2016
State and Local Jurisdiction [Member] | Maximum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2032
United Kingdom [Member]
Income Tax [Line Items]
Foreign capital loss carryforward deferred tax assets		$ 44.5